Financial instruments and financial risk management - Financial liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 8,117.1	€ 4,736.7	€ 5,264.1
Total Fair Value	4,726.3	3,923.0	4,667.0
Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	6,886.6	4,539.0	4,658.1
Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	1,230.5	197.7	606.0
Current and non-current maturities of debt
Disclosure of financial liabilities [line items]
Total financial liabilities	3,965.3	3,644.4	3,963.0
Total Fair Value	3,495.8	3,725.3	4,061.0
Current and non-current maturities of debt | Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	3,965.3	3,644.4	3,963.0
Foreign currency forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	2.2	8.0	599.0
Total Fair Value	2.2	8.0	599.0
Foreign currency forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	2.2	8.0	599.0
Commodity forward contracts
Disclosure of financial liabilities [line items]
Total financial liabilities	1,228.3	189.7
Total Fair Value	1,228.3	189.7
Commodity forward contracts | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities	1,228.3	189.7
Commodity forward contracts | Not Designated As Hedging Instruments
Disclosure of financial liabilities [line items]
Total financial liabilities	516.5
Interest rate swaps
Disclosure of financial liabilities [line items]
Total financial liabilities			7.0
Total Fair Value			7.0
Interest rate swaps | Cash-Flow Hedges
Disclosure of financial liabilities [line items]
Total financial liabilities			7.0
Trade payables
Disclosure of financial liabilities [line items]
Total financial liabilities	1,368.2	573.8	249.6
Trade payables | Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	1,368.2	573.8	249.6
Accrued expenses
Disclosure of financial liabilities [line items]
Total financial liabilities	1,553.1	320.8	445.5
Accrued expenses | Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Total financial liabilities	€ 1,553.1	€ 320.8	€ 445.5